SEGMENT AND GEOGRAPHICAL INFORMATION (Tables)	12 Months Ended
Jan. 03, 2021
Segment Reporting [Abstract]
Schedule of Allocation of Net Revenues Based on Geography	The following table summarizes the allocation of net revenue based on geography:

	Fiscal Year
(In thousands)	2020	2019	2018
United States(1)	$235,606	$433,293	$397,160
France	125,366	138,423	170,468
China	12,496	119,010	15,467
Japan	79,448	90,837	82,313
Rest of world(2)	391,920	416,738	246,905
Total revenue	$844,836	$1,198,301	$912,313
(1)During fiscal years 2020, 2019 and 2018, we had sales of $231.2 million, $426.5 million and $388.5 million, respectively, to SunPower representing the sale of solar modules to SunPower. The pricing term prior to the Spin-off was made at transfer prices determined based on management’s assessment of market-based pricing terms. Subsequent to the Spin-off, pricing is based on the Supply Agreement with SunPower.
(2)Revenue included under “Rest of the world” comprise of countries that are individually less than 10% for the periods presented.

Schedule of Property, Plant and Equipment by Geography
The following table summarizes the allocation of net property, plant, and equipment based on geography:

	As of
(In thousands)	January 3, 2021	December 29, 2019
Malaysia	$139,421	$145,246
Philippines	79,506	92,275
United States	1,266	14,824
Mexico	17,792	18,862
Europe	8,896	9,855
Rest of world	27	138
Property, plant, and equipment, net, by geography	$246,908	$281,200